Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of pre-tax book income (loss)

The components of pre-tax book income (loss) consist of the following:
	Year Ended December 31,
	2016	2015	2014
U.S.	$(86,545)	$(62,203)	$91,026
Foreign	(164,320)	21,081	52,451
Total	$(250,865)	$(41,122)	$143,477

Significant components of the income before income tax expense

Significant components of the income tax expense consist of the following:
	Year Ended December 31,
	2016	2015	2014
Current:
U.S. federal current expense (benefit)	$(231)	$—	$(112)
State current expense (benefit)	(130)	(706)	2,252
Foreign current expense	5,726	13,473	15,098
Total current expense	5,365	12,767	17,238
Deferred:
U.S. federal deferred benefit	(1,564)	(1,564)	(1,696)
State deferred benefit	—	—	(12)
Foreign deferred tax expense	(977)	(1,927)	2,778
Total deferred benefit	(2,541)	(3,491)	1,070
Total income tax expense	$2,824	$9,276	$18,308

Reconciliation of the statutory U.S. Federal income tax rate to the effective income tax rate on income (loss)

A reconciliation of the statutory U.S. Federal income tax rate to the effective income tax rate on income (loss) is as follows:
	2016	2015	2014
Federal Statutory Rate	35.0%	35.0%	35.0%
Permanent differences	7.7	1.9	4.3
State taxes, net of Federal benefit	6.1	(16.0)	(6.2)
Rate change - foreign	(4.2)	—	—
Foreign earnings taxed at different rates than U.S.	(13.5)	3.0	(1.3)
Valuation allowance	(27.5)	(56.6)	(26)
Changes in uncertain tax reserves	(1.0)	(4.2)	0.6
Other	(3.7)	14.3	6.4
Effective tax rate	(1.1)%	(22.6)%	12.8%

Significant components of deferred tax assets and liabilities
Significant components of our deferred tax assets and liabilities as of December 31 are as follows:

	2016	2015
Deferred tax assets:
Accrued postretirement benefit cost	$69,725	$78,518
Accrued liabilities	4,679	1,080
Share-based compensation	6,071	6,421
Goodwill	5,539	7,949
Net operating losses and tax credits	739,712	700,819
Foreign basis differences	13,929	2,083
Ravenswood retiree legal settlement	8,683	—
Other	5,747	10,128
Total deferred tax assets	854,085	806,998
Valuation allowance	(839,082)	(768,764)
Net deferred tax assets	$15,003	$38,234
Deferred tax liabilities:
Tax over financial statement depreciation	$(119,378)	$(125,386)
Unremitted foreign earnings	(808)	(18,901)
Total deferred tax liabilities	(120,186)	(144,287)
Net deferred tax liability	$(105,183)	$(106,053)

Changes in valuation allowance
The changes in the valuation allowance are as follows:

	2016	2015	2014
Beginning balance, valuation allowance	$768,764	$748,283	$765,023
Release of valuation allowance	(6,007)	—	—
Other change in valuation allowance	76,325	20,481	(16,740)
Ending balance, valuation allowance	$839,082	$768,764	$748,283

Significant components of Net Operating Loss Carryforwards
The significant components of our net operating loss carryforwards ("NOLs") are as follows:

	2016	2015
Federal (1)	$1,510,558	$1,470,251
State (2)	1,901,554	2,094,687
Foreign (3)	540,819	466,743

(1)	The federal NOL begins to expire in 2028.

(2)	The state NOLs begin to expire in 2027.

(3)	The Icelandic NOL begins to expire in 2017; Dutch NOL begins to expire in 2022.

Reconciliation of beginning and ending amounts of gross unrecognized tax benefits
A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits (excluding interest) is as follows:

	2016	2015	2014
Balance as of January 1,	$3,800	$2,000	$1,200
Additions based on tax positions related to the current year	2,700	1,800	1,100
Decreases due to lapse of applicable statute of limitations	(100)	—	(300)
Settlements	—	—	—
Balance as of December 31,	$6,400	$3,800	$2,000

Significant components of unrecognized tax positions
The components of our unrecognized tax positions are as follows:

	2016	2015	2014
Highly certain tax positions	$6,300	$3,700	$1,900
Other unrecognized tax benefits	100	100	100
Gross unrecognized tax benefits	$6,400	$3,800	$2,000
Accrued interest and penalties related to unrecognized tax benefits	$—	$—	$—